Introduction, Presentation, and Other Information - Exchange rate (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Effect of exchange rate changes on cash and cash equivalents		€ (1,855)	€ (2,773)
Increase (decrease) in net change in cash and cash equivalents		€ (3,308)	€ 7,237
Line of credit extended by IMF to Argentina | $	$ 50,000
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	3.41%	3.41%
Change in average foreign currency exchange rate (as a percent)	(7.72%)	(7.72%)
U.S. dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	2.87%	2.87%
Change in average foreign currency exchange rate (as a percent)	(6.82%)	(6.82%)
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(11.47%)	(11.47%)
Change in average foreign currency exchange rate (as a percent)	(13.05%)	(13.05%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.13%	0.13%
Change in average foreign currency exchange rate (as a percent)	(0.40%)	(0.40%)
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(2.76%)	(2.76%)
Change in average foreign currency exchange rate (as a percent)	(1.19%)	(1.19%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(4.49%)	(4.49%)
Change in average foreign currency exchange rate (as a percent)	0.86%	0.86%